Allianz Life Insurance Company of North America
Stewart D. Gregg, Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-2913

October 15, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:  Allianz Life Insurance Company of North America
     Allianz Life Variable Account B
     File Nos. 333-145866 and 811-05618

Dear Sir/Madam:

Enclosed for filing please find the Post-Effective Amendment No. 13 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of this filing is to delay the effective date of the registration.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone:
(763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America


By:    /s/ Stewart Gregg
       ---------------------------------
          Stewart D. Gregg